Earnings (Loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2015 CNY (¥) ¥ / shares	Jun. 30, 2015 USD ($) $ / shares	Jun. 30, 2015 CNY (¥) ¥ / shares	Mar. 31, 2015 USD ($) $ / shares	Mar. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Net (loss) income available to ordinary shareholders	$ (4,192)	¥ (27,164)	$ (1,927)	¥ (12,253)	$ (2,362)	¥ (14,651)	$ (2,419)	¥ (14,997)	$ (10,662)	¥ (69,065)	¥ (71,327)	¥ (58,971)
Weighted average number of ordinary shares outstanding									13,062,500	13,062,500	13,062,500	13,062,500
Dilutive effect of share options
Diluted weighted average number of ordinary shares outstanding									13,062,500	13,062,500	13,062,500	13,062,500
Basic and diluted earnings (loss) per share | (per share)	$ (0.32)	¥ (2.08)	$ (0.15)	¥ (0.94)	$ (0.18)	¥ (1.12)	$ (0.19)	¥ (1.15)	$ (0.82)	¥ (5.29)	¥ (5.46)	¥ (4.51)